Significant accounting policies	6 Months Ended
Dec. 31, 2024
Significant accounting policies
Significant accounting policies

4.Significant accounting policies

The accounting policies applied by Mytheresa Group in these interim condensed consolidated financial statements are the same as those applied by Mytheresa Group in its consolidated financial statements for fiscal year 2024.